UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Revenues from contracts with customers	$ 84,038,761	$ 92,984,498	$ 340,515,393	$ 314,376,460
Initial recognition and changes in the fair value of biological assets at the point of harvest	(56,756)	620,894	281,372	972,371
Cost of sales	(41,337,736)	(36,137,759)	(201,664,054)	(170,954,896)
Changes in the net realizable value of agricultural products after harvest	170,811	(1,111,851)	(2,021,747)	(2,848,810)
Research and development expenses	(3,590,101)	(3,893,887)	(11,814,419)	(11,203,793)
Selling, general and administrative expenses	(27,089,241)	(23,987,655)	(92,187,026)	(84,306,143)
Share of profit or loss of joint ventures and associates	906,136	378,145	4,467,103	1,260,433
Other income or expenses, net	158,946	1,014,335	(2,239,292)	1,782,863
Operating profit	13,200,820	29,866,720	35,337,330	49,078,485
Financial cost	(7,235,352)	(5,488,591)	(18,713,202)	(18,027,923)
Other financial results	2,856,009	(2,089,237)	(480,187)	(7,578,400)
Profit before income tax	8,821,477	22,288,892	16,143,941	23,472,162
Income tax	955,832	5,189,627	(7,806,595)	(507,922)
Profit for the period	9,777,309	27,478,519	8,337,346	22,964,240
(Loss) profit for the period attributable to:
Equity holders of the parent	9,257,226	28,145,878	4,774,041	20,487,429
Non-controlling interests	520,083	(667,359)	3,563,305	2,476,811
Profit for the period	$ 9,777,309	$ 27,478,519	$ 8,337,346	$ 22,964,240
Profit per share
Basic profit attributable to ordinary equity holders of the parent	$ 0.1473	$ 0.4540	$ 0.0760	$ 0.3304
Diluted profit attributable to ordinary equity holders of the parent	$ 0.1387	$ 0.4462	$ 0.0715	$ 0.3248
Profit for the period	$ 9,777,309	$ 27,478,519	$ 8,337,346	$ 22,964,240
Other comprehensive (loss) income	193,599	(62,622)	(250,655)	554,285
Items that may be subsequently reclassified to profit and loss	193,599	(62,622)	(250,655)	554,285
Foreign exchange differences on translation of foreign operations from joint ventures	(1,136)	(100,292)	(239)	(122,238)
Foreign exchange differences on translation of foreign operations	194,735	37,670	(250,416)	676,523
Total comprehensive profit	9,970,908	27,415,897	8,086,691	23,518,525
Total comprehensive (loss) profit attributable to:
Equity holders of the parent	9,492,441	28,206,144	4,639,087	20,828,300
Non-controlling interests	478,467	(790,247)	3,447,604	2,690,225
Total comprehensive profit	$ 9,970,908	$ 27,415,897	$ 8,086,691	$ 23,518,525